Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts And Other Customer Financing Activity [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Provision charged to income	$ 93		$ 74	$ 72
Doubtful accounts written off (net)	(91)		(68)	(23)
Other adjustments	(41)		20	12
Balance December 31	504		543	517	456
Future Income Tax Benefits - Valuation Allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Other adjustments	(366)	[1]	(56)	(23)
Additions charged to income tax expense	91		134	124
Additions charged to goodwill, due to acquisitions			12	71
Reductions credited to income tax expense	(55)		(52)	(245)
Balance December 31	$ 612		$ 942	$ 904	$ 977

[1]	Note 1: Included in Other adjustments for the year ended December 31, 2014 are reductions in valuation allowances associated with an agreement with a state taxing authority for the monetization of tax credits.